Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Total Income Taxes

Total income taxes for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Income from continuing operations before equity in net income (losses) of affiliates	¥337,837	¥402,534	¥337,571
Equity in net income (losses) of affiliates	(5,031)	(10,736)	(11,943)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	(8,509)	(279)	38,718
Less: Reclassification of realized gains and losses included in net income	4,827	1,396	3,781
Unrealized gains (losses) on cash flow hedges	2	14	25
Less: Reclassification of realized gains and losses included in net income	—	—	—
Foreign currency translation adjustment	(12,523)	(18,713)	15,350
Less: Reclassification of realized gains and losses included in net income	245	2,021	86
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(4,388)	(1,463)	(2,872)
Prior service cost arising during period, net	33	(50)	—
Less: Amortization of prior service cost	(928)	(928)	(813)
Less: Amortization of actuarial gains and losses	788	1,107	1,007
Less: Amortization of transition obligation	61	53	45

Total income taxes	¥312,414	¥374,956	¥380,955

Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate

Reconciliation of the difference of the actual effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2011	2012	2013
Statutory income tax rate	40.8%	40.8%	38.1%
Expenses not deductible for tax purposes	0.1	0.4	0.4
Research and other credits	(0.8)	(0.7)	(0.9)
Change in valuation allowance	0.1	0.9	1.4
Effect of enacted changes in tax laws and rates	—	4.7	0.3
Effect of consolidation of affiliates	—	—	0.3
Other	0.2	(0.2)	0.5

Actual effective income tax rate	40.4%	45.9%	40.1%

Significant Components of Deferred Tax Assets and Liabilities

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Deferred tax assets:
Accrued liabilities for loyalty programs	¥92,289	¥74,683
Property, plant and equipment and intangible assets	77,434	72,658
Liability for employees’ retirement benefits	56,603	60,874
Investments in affiliates	64,717	49,871
Operating loss carryforwards	8,717	24,844
Marketable securities and other investments	10,609	22,377
Deferred revenues regarding “Nikagetsu Kurikoshi” (2-month carry-over)	20,794	16,769
Compensated absences	12,160	11,780
Accrued enterprise tax	11,609	11,270
Accrued bonus	7,019	7,145
Inventories	6,706	6,316
Accrued commissions to agent resellers	4,870	5,913
Asset retirement obligations	7,825	3,762
Other	18,040	16,055

Sub-total deferred tax assets	¥399,392	¥384,317
Less: Valuation allowance	(10,680)	(28,158)

Total deferred tax assets	¥388,712	¥356,159

Deferred tax liabilities:
Unrealized holding gains on available-for-sale securities	¥5,043	¥47,543
Identifiable intangible assets	4,227	7,555
Other	784	462

Total deferred tax liabilities	¥10,054	¥55,560

Net deferred tax assets	¥378,658	¥300,599

Components of Net Deferred Tax Assets

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Deferred tax assets (Current assets)	¥76,858	¥70,784
Deferred tax assets (Non-current investments and other assets)	303,556	239,015
Other current liabilities	—	(4)
Other long-term liabilities	(1,756)	(9,196)

Total	¥378,658	¥300,599

Period Available to Offset Future Taxable Income in Each Tax Jurisdiction

The period available to offset future taxable income varies in each tax jurisdiction as follows:

Millions of yen
2013
Within 5 years	¥2,680
6 to 20 years	68,628
Indefinite periods	17,619

Total	¥88,927